Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	Items required to be measured at fair value on a recurring basis by the Partnership include contingent consideration. Within the valuation hierarchy, the Partnership measures the fair value of contingent consideration using Level 3 inputs. As of December 31, 2015, the fair value of contingent consideration was $4,743,752. The following table presents the contingent consideration required to be measured at fair value on a recurring basis as of December 31, 2015.

	December 31, 2015
	Level 1	Level 2	Level 3	Total

Assets:
	$-	$-	$-	$-
Liabilities:
Contingent consideration	$-	$-	$4,743,752	$4,743,752